Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

(in thousands of USD)	Customer contracts	Other intangible assets	Total intangible assets	Goodwill

At January 1, 2024
Cost	16,569	1,267	17,836	—
Amortisation & translation differences	(2,469)	(1,173)	(3,642)	—
Net carrying amount	14,100	94	14,194	—

Acquisitions	535	1,006	1,541	—
Acquisitions through business combinations	—	3,539	3,539	—
Amortisation charges	(1,556)	(1,325)	(2,881)	—
Disposals through sale of subsidiary	—	(67)	(67)	—
Translation differences	—	(139)	(139)	—
Balance at December 31, 2024	13,079	3,108	16,187	—

At January 1, 2025
Cost	17,104	5,807	22,911	—
Amortisation & translation differences	(4,025)	(2,699)	(6,724)	—
Net carrying amount	13,079	3,108	16,187	—

Acquisitions	1,503	—	1,503	—
Acquisitions through business combinations (Note 25)	396	—	396	177,022
Amortisation charges	(1,589)	(1,695)	(3,284)	—
EU ETS allowances surrendered	(2,434)	—	(2,434)	—
Translation differences	—	342	342	—
Balance at December 31, 2025	10,955	1,755	12,710	177,022

At December 31, 2025
Cost	16,569	6,427	22,996	177,022
Amortisation & translation differences	(5,614)	(4,672)	(10,286)	—
Net carrying amount	10,955	1,755	12,710	177,022